ACCOUNTS RECEIVABLE, NET (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE, NET [Abstract]
Balance at beginning of the year	$ 3,288	$ 17,646	$ 14,843
Charge to expenses	1,242	2,044	2,223
Written-off	34	(17,279)
Exchange adjustment	45	877	580
Balance at end of the year	$ 4,609	$ 3,288	$ 17,646